Notes Payable (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012
Deferred Finance Costs, Net
Balance - January 1, 2012			$ 24,458
Debt issue costs paid in 2012	1,072,720
Amortization of debt issue costs			(24,458)
Balance - December 31, 2013